Defiance Next Gen Connectivity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	Communication Services - 18.8%
396,303	Altice USA, Inc. - Class A (a)(b)	$4,945,861
1,627,620	AT&T, Inc.	38,460,661
315,888	BCE, Inc. (b)	17,519,148
35,225	Charter Communications, Inc. - Class A (a)(b)	19,215,942
469,053	IHS Holding, Ltd. (a)	5,197,107
480,532	KT Corporation - ADR	6,890,829
519,881	Lumen Technologies, Inc. (b)	5,859,059
713,586	Orange SA - ADR (b)	8,434,587
135,608	Rogers Communications, Inc. - Class B (b)	7,695,754
141,087	SK Telecom Company, Ltd. - ADR	3,616,060
2,130,225	Telefonica SA - ADR (b)	10,225,080
250,124	T-Mobile US, Inc. (a)	32,103,415
746,919	Verizon Communications, Inc.	38,048,054
918,368	Vodafone Group plc - ADR	15,263,276
		213,474,833
	Consumer Discretionary - 1.0%
3,570	Amazon.com, Inc. (a)	11,638,021
	Information Technology - 70.7% (c)
415,977	A10 Networks, Inc.	5,802,879
300,589	ADTRAN, Inc.	5,545,867
739,571	Advanced Micro Devices, Inc. (a)	80,864,693
417,786	Airgain, Inc. (a)(b)	3,166,818
305,497	Akamai Technologies, Inc. (a)(b)	36,473,287
887,759	Akoustis Technologies, Inc. (a)(b)	5,770,434
518,594	Allot, Ltd. (a)	4,200,611
220,413	Amdocs, Ltd.	18,120,153
337,451	Analog Devices, Inc.	55,740,156
71,800	Apple, Inc.	12,536,998
100,181	Arista Networks, Inc. (a)	13,923,155
21,359	Broadcom, Inc.	13,449,335
114,974	Calix, Inc. (a)(b)	4,933,534
240,358	Cambium Networks Corporation (a)	5,682,063
1,218,084	Casa Systems, Inc. (a)(b)	5,505,740
2,244,756	Ceragon Networks, Ltd. (a)	4,781,330
144,706	CEVA, Inc. (a)	5,882,299
266,008	Ciena Corporation (a)(b)	16,128,065
220,462	Cisco Systems, Inc.	12,292,961
94,802	Clearfield, Inc. (a)	6,182,986
566,756	CommScope Holding Company, Inc. (a)	4,466,037
248,826	Comtech Telecommunications Corporation	3,904,080
219,263	Corning, Inc.	8,092,997
114,551	CSG Systems International, Inc.	7,282,007
173,822	CTS Corporation (b)	6,142,870
213,611	Dell Technologies, Inc. - Class C	10,721,136
447,355	DZS, Inc. (a)	6,204,814
910,915	EMCORE Corporation (a)	3,370,386
456,132	Extreme Networks, Inc. (a)	5,569,372
93,807	F5, Inc. (a)(b)	19,600,973
115,859	GDS Holdings, Ltd. - ADR (a)(b)	4,547,466
806,845	Hewlett Packard Enterprise Company	13,482,380
93,785	II-VI, Inc. (a)(b)	6,798,475
745,590	Infinera Corporation (a)(b)	6,464,265
989,303	Inseego Corporation (a)(b)	4,006,677
242,913	Intel Corporation	12,038,768
100,978	InterDigital, Inc.	6,442,396
36,775	IPG Photonics Corporation (a)(b)	4,036,424
300,245	Juniper Networks, Inc.	11,157,104
186,519	Keysight Technologies, Inc. (a)	29,464,406
127,458	Lattice Semiconductor Corporation (a)	7,768,565
2,137,877	Limelight Networks, Inc. (a)(b)	11,159,718
67,287	Lumentum Holdings, Inc. (a)(b)	6,567,211
80,335	MACOM Technology Solutions Holdings, Inc. (a)(b)	4,809,656
494,138	Marvell Technology, Inc.	35,434,636
84,710	MaxLinear, Inc. (a)(b)	4,942,829
185,817	National Instruments Corporation	7,542,312
408,936	NeoPhotonics Corporation (a)	6,219,917
199,922	NetScout Systems, Inc. (a)	6,413,498
4,733,621	Nokia Corporation - ADR	25,845,571
39,498	NVIDIA Corporation	10,777,424
191,128	NXP Semiconductors NV	35,373,970
78,240	Qorvo, Inc. (a)	9,709,584
344,158	QUALCOMM, Inc.	52,594,226
203,675	Radware, Ltd. (a)	6,511,490
1,106,576	Ribbon Communications, Inc. (a)	3,419,320
386,402	Sierra Wireless, Inc. (a)	6,970,692
130,719	Silicom, Ltd. (a)	5,146,407
117,399	Skyworks Solutions, Inc.	15,646,939
2,726,100	Telefonaktiebolaget LM Ericsson - ADR	24,916,554
22,158	Ubiquiti, Inc. (b)	6,451,523
389,683	Viavi Solutions, Inc. (a)(b)	6,266,103
109,521	VMware, Inc. - Class A	12,471,156
		803,735,698
	Real Estate - 8.7%
136,713	American Tower Corporation	34,345,040
111,044	Crown Castle International Corporation	20,498,722
62,191	Digital Realty Trust, Inc.	8,818,684
25,176	Equinix, Inc.	18,671,025
30,828	SBA Communications Corporation	10,607,915
467,310	Uniti Group, Inc.	6,430,186
		99,371,572
	TOTAL COMMON STOCKS (Cost $1,039,432,205)	1,128,220,124

	SHORT-TERM INVESTMENTS - 0.7%
8,285,821	First American Government Obligations Fund - Class X, 0.19% (d)	8,285,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,285,821)	8,285,821
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.7%
98,601,855	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (d)(e)	98,601,855
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $98,601,855)	98,601,855

	TOTAL INVESTMENTS - 108.6% (Cost $1,146,319,881)	1,235,107,800
	Liabilities in Excess of Other Assets - (8.6)%	(97,714,804)
	NET ASSETS - 100.0%	$1,137,392,996

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of March 31,2022. The total value of securities on loan is $94,521,356.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,128,220,124	$-	$-	$1,128,220,124
Short-Term Investments	8,285,821	-	-	8,285,821
Investments Purchased with Proceeds from Securities Lending	-	98,601,855	-	98,601,855
Total Investments in Securities	$1,136,505,945	$98,601,855	$-	$1,235,107,800

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.